Organization and Basis of Presentation - Additional Information (Details) $ in Thousands								12 Months Ended
	Dec. 21, 2020	Aug. 30, 2017 CNY (¥)	Jul. 27, 2017 CNY (¥)	Jan. 14, 2014 CNY (¥)	Oct. 25, 2013 CNY (¥)	Jan. 30, 2013 CNY (¥)	Nov. 23, 2011 Agreement	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity								¥ 17,953,650,000	¥ 13,577,850,000		$ 2,751,517
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets								¥ 48,185,429,000	¥ 44,792,550,000		7,384,740
Revenue | Product Concentration Risk
Organization And Basis Of Presentation [Line Items]
Concentration risk by percentage								92.00%	93.00%	92.00%
Purchase Option Agreement Between Beijing Qiyi Century And Beijing IQIYI | Minimum
Organization And Basis Of Presentation [Line Items]
Material contract value						¥ 300,000
Trademark License Agreement and Software Usage License Agreement Between Beijing QIYI Century and Beijing iQIYI
Organization And Basis Of Presentation [Line Items]
Number of license agreements | Agreement							2
Term of license agreements							5 years
Beijing QIYI Century | Beijing iQIYI
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity						¥ 27,000,000
Loan agreement expiration date						Jun. 23, 2021
Extended period of loan agreement	10 years
Loan agreement extended date						Dec. 21, 2020
Purchase option agreement term						10 years
Extended period of purchase option agreement	10 years
Purchase option agreement extended date						Dec. 21, 2020
Business cooperation agreement term							10 years
Extended period of business cooperation agreement	10 years
Business cooperation agreement extended date						Dec. 21, 2020
Beijing QIYI Century | Beijing iQIYI | Trademark License Agreement
Organization And Basis Of Presentation [Line Items]
Extended period of license agreement							1 year
Beijing QIYI Century | Beijing iQIYI | Software Usage License Agreement
Organization And Basis Of Presentation [Line Items]
Extended period of license agreement	10 years						5 years
Beijing QIYI Century | Shanghai iQIYI
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity					¥ 10,000,000
Loan agreement expiration date					Oct. 24, 2023
Beijing QIYI Century | Shanghai Zhong Yuan
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity				¥ 20,000,000
Loan agreement expiration date				Jan. 13, 2024
iQIYI New Media | Intelligent Entertainment
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity			¥ 20,000,000
Loan agreement expiration date			Jul. 26, 2027
iQIYI New Media | iQIYI Pictures
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity		¥ 100,000,000
Loan agreement expiration date		Aug. 29, 2027
Variable Interest Entities
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets								¥ 22,656,954,000	¥ 21,407,558,000		$ 3,472,330
Variable Interest Entities | Asset Pledged as Collateral
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets										¥ 0